Other investments (Tables)	12 Months Ended
Dec. 31, 2023
Other investments
end of	2023	2022
Other investments (CHF million)
Equity method investments	1,856	1,618
Equity securities (without a readily determinable fair value) [1]	1,691	3,212
of which at net asset value	101	72
of which at measurement alternative	49	366
of which at fair value	1,503	2,727
of which at cost less impairment	38	47
Real estate held-for-investment [2]	31	46
Life finance instruments [3]	439	587
Total other investments	4,017	5,463
1
Includes private equity, hedge funds and restricted stock investments as well as certain investments in non-marketable mutual funds for which the Bank has neither significant influence nor control over the investee.

2
As of the end of 2023 and 2022, real estate held-for-investment included foreclosed or repossessed real estate of CHF 6 million and CHF 20 million, respectively, of which CHF 6 million and CHF 20 million, respectively, were related to residential real estate.

3 Includes single premium immediate annuity contracts.

Impairments and adjustments on equity securities at measurement alternative	Equity securities at measurement alternative
in / end of	2023	Cumulative	2022
Impairments and adjustments (CHF million)
Impairments and downward adjustments	(14)	(66)	(12)
Upward adjustments	0	147	9